SUBSEQUENT EVENTS (Details)							3 Months Ended	6 Months Ended
	Oct. 08, 2025 USD ($)	Sep. 24, 2025 USD ($) item D $ / shares	Sep. 23, 2025 USD ($)	Sep. 19, 2025 USD ($) D item $ / shares shares	Sep. 16, 2025 USD ($)	Aug. 04, 2025 USD ($) $ / shares	Sep. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Sep. 12, 2025 USD ($)
SUBSEQUENT EVENTS
Gross purchase price							$ 4,700,000	$ 6,000,000
Deposit							200,000
Annual base salary, year one				$ 400,000
Annual base salary, year two				450,000
Annual base salary, year three				500,000
Cash signing bonus				$ 300,000
John Schaible and Craig Ridenhour
SUBSEQUENT EVENTS
Term of employment				3 years
Renewal term				1 year
Threshold period of written notice of non renewal				60 days
Minimum qualified cumulative financing				$ 5,000,000
Number of stock awards | item				5
Threshold percentage of outstanding shares for determining stock award				1.00%
Vesting period				3 years
Threshold trading days over which volume weighted average stock price considered calculating stock trading price | D				10
John Schaible and Craig Ridenhour | Payable immediately
SUBSEQUENT EVENTS
Percentage of bonus payable				0.0033%
John Schaible and Craig Ridenhour | Payable at the end of fourth quarter 2025
SUBSEQUENT EVENTS
Percentage of bonus payable				0.0033%
John Schaible and Craig Ridenhour | Payable at the end of the first quarter 2026
SUBSEQUENT EVENTS
Percentage of bonus payable				0.0033%
John Schaible and Craig Ridenhour | Granted on signing
SUBSEQUENT EVENTS
Stock grants | shares				700,000
John Schaible and Craig Ridenhour | Granted on July 1, 2026
SUBSEQUENT EVENTS
Stock grants | shares				286,842
John Schaible and Craig Ridenhour | Stock price milestone one
SUBSEQUENT EVENTS
Weighted average price | $ / shares				$ 0.75
John Schaible and Craig Ridenhour | Stock price milestone two
SUBSEQUENT EVENTS
Weighted average price | $ / shares				1
John Schaible and Craig Ridenhour | Stock price milestone three
SUBSEQUENT EVENTS
Weighted average price | $ / shares				1.24
John Schaible and Craig Ridenhour | Stock price milestone four
SUBSEQUENT EVENTS
Weighted average price | $ / shares				1.49
John Schaible and Craig Ridenhour | Stock price milestone five
SUBSEQUENT EVENTS
Weighted average price | $ / shares				$ 1.74
Sandip Patel
SUBSEQUENT EVENTS
Term of employment		3 years
Renewal term		1 year
Threshold period of written notice of non renewal		60 days
Annual base salary, year one		$ 350,000
Annual base salary, year two		400,000
Annual base salary, year three		450,000
Cash signing bonus		250,000
Minimum qualified cumulative financing		$ 5,000,000
Number of stock awards | item		5
Threshold percentage of outstanding shares for determining stock award		0.50%
Vesting period		3 years
Threshold trading days over which volume weighted average stock price considered calculating stock trading price | D		10
Sandip Patel | Payable immediately
SUBSEQUENT EVENTS
Percentage of bonus payable		0.0033%
Sandip Patel | Payable at the end of fourth quarter 2025
SUBSEQUENT EVENTS
Percentage of bonus payable		0.0033%
Sandip Patel | Payable at the end of the first quarter 2026
SUBSEQUENT EVENTS
Percentage of bonus payable		0.0033%
Sandip Patel | Stock price milestone one
SUBSEQUENT EVENTS
Weighted average price | $ / shares		$ 0.75
Sandip Patel | Stock price milestone two
SUBSEQUENT EVENTS
Weighted average price | $ / shares		1
Sandip Patel | Stock price milestone three
SUBSEQUENT EVENTS
Weighted average price | $ / shares		1.24
Sandip Patel | Stock price milestone four
SUBSEQUENT EVENTS
Weighted average price | $ / shares		1.49
Sandip Patel | Stock price milestone five
SUBSEQUENT EVENTS
Weighted average price | $ / shares		$ 1.74
Series A convertible debentures
SUBSEQUENT EVENTS
Aggregate principal amount						$ 500,000	362,067
Gross purchase price						$ 490,000
Interest rate (in percent)						10.00%
Conversion price (in dollars per share) | $ / shares						$ 0.15
Percentage of proceeds raised in excess of threshold amount						100.00%
Threshold amount						$ 10,000,000
Threshold period to file registration statement						60 days
Convertible promissory notes
SUBSEQUENT EVENTS
Aggregate principal amount			$ 6,000,000				6,000,000
Purchase price of notes			$ 5,000,000
Debt discount percentage			20.00%
Qualified Financing, threshold gross proceeds					$ 10,000,000		$ 10,000,000
Subsequent Event
SUBSEQUENT EVENTS
Aggregate principal amount	$ 10,097,782
Deposit									$ 100,000
Annual base salary, year one		$ 400,000
Annual base salary, year two		450,000
Annual base salary, year three		500,000
Cash signing bonus		$ 300,000
Subsequent Event | John Schaible and Craig Ridenhour
SUBSEQUENT EVENTS
Term of employment				3 years
Renewal term				1 year
Threshold period of written notice of non renewal				60 days
Annual base salary, year one				$ 400,000
Annual base salary, year two				450,000
Annual base salary, year three				500,000
Cash signing bonus				300,000
Minimum qualified cumulative financing				$ 5,000,000
Number of stock awards | item				5
Threshold percentage of outstanding shares for determining stock award				1.00%
Vesting period				3 years
Threshold trading days over which volume weighted average stock price considered calculating stock trading price | D				10
Subsequent Event | John Schaible and Craig Ridenhour | Payable immediately
SUBSEQUENT EVENTS
Percentage of bonus payable				0.33%
Subsequent Event | John Schaible and Craig Ridenhour | Payable at the end of fourth quarter 2025
SUBSEQUENT EVENTS
Percentage of bonus payable				0.33%
Subsequent Event | John Schaible and Craig Ridenhour | Payable at the end of the first quarter 2026
SUBSEQUENT EVENTS
Percentage of bonus payable				0.33%
Subsequent Event | John Schaible and Craig Ridenhour | Granted on signing
SUBSEQUENT EVENTS
Stock grants | shares				700,000
Subsequent Event | John Schaible and Craig Ridenhour | Granted on July 1, 2026
SUBSEQUENT EVENTS
Stock grants | shares				286,842
Subsequent Event | John Schaible and Craig Ridenhour | Stock price milestone one
SUBSEQUENT EVENTS
Weighted average price | $ / shares				$ 0.75
Subsequent Event | John Schaible and Craig Ridenhour | Stock price milestone two
SUBSEQUENT EVENTS
Weighted average price | $ / shares				1
Subsequent Event | John Schaible and Craig Ridenhour | Stock price milestone three
SUBSEQUENT EVENTS
Weighted average price | $ / shares				1.24
Subsequent Event | John Schaible and Craig Ridenhour | Stock price milestone four
SUBSEQUENT EVENTS
Weighted average price | $ / shares				1.49
Subsequent Event | John Schaible and Craig Ridenhour | Stock price milestone five
SUBSEQUENT EVENTS
Weighted average price | $ / shares				$ 1.74
Subsequent Event | Sandip Patel
SUBSEQUENT EVENTS
Term of employment		3 years
Renewal term		1 year
Threshold period of written notice of non renewal		60 days
Annual base salary, year one		$ 350,000
Annual base salary, year two		400,000
Annual base salary, year three		450,000
Cash signing bonus		250,000
Minimum qualified cumulative financing		$ 5,000,000
Number of stock awards | item		5
Threshold percentage of outstanding shares for determining stock award		0.50%
Vesting period		3 years
Threshold trading days over which volume weighted average stock price considered calculating stock trading price | D		10
Subsequent Event | Sandip Patel | Payable immediately
SUBSEQUENT EVENTS
Percentage of bonus payable		0.33%
Subsequent Event | Sandip Patel | Payable at the end of fourth quarter 2025
SUBSEQUENT EVENTS
Percentage of bonus payable		0.33%
Subsequent Event | Sandip Patel | Payable at the end of the first quarter 2026
SUBSEQUENT EVENTS
Percentage of bonus payable		0.33%
Subsequent Event | Sandip Patel | Stock price milestone one
SUBSEQUENT EVENTS
Weighted average price | $ / shares		$ 0.75
Subsequent Event | Sandip Patel | Stock price milestone two
SUBSEQUENT EVENTS
Weighted average price | $ / shares		1
Subsequent Event | Sandip Patel | Stock price milestone three
SUBSEQUENT EVENTS
Weighted average price | $ / shares		1.24
Subsequent Event | Sandip Patel | Stock price milestone four
SUBSEQUENT EVENTS
Weighted average price | $ / shares		1.49
Subsequent Event | Sandip Patel | Stock price milestone five
SUBSEQUENT EVENTS
Weighted average price | $ / shares		$ 1.74
Subsequent Event | Series A convertible debentures
SUBSEQUENT EVENTS
Aggregate principal amount						$ 500,000
Gross purchase price						$ 490,000
Interest rate (in percent)						10.00%
Conversion price (in dollars per share) | $ / shares						$ 0.15
Percentage of proceeds raised in excess of threshold amount						100.00%
Threshold amount						$ 10,000,000
Threshold period to file registration statement						60 days
Subsequent Event | Convertible promissory notes
SUBSEQUENT EVENTS
Aggregate principal amount			$ 6,000,000	$ 6,000,000	6,000,000
Interest rate (in percent)	11.00%
Purchase price of notes	$ 10,000,000		$ 5,000,000	$ 5,000,000	$ 5,000,000
Debt discount percentage			20.00%	20.00%	20.00%
Qualified Financing, threshold gross proceeds					$ 10,000,000